Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2018
VESSELS, NET [Abstract]
Vessels, Net
Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2016	$ 1,354,298	$ (317,092)	$ 1,037,206
Additions	158,241	(56,210)	102,031
Disposals	(26,233)	18,688	(7,545)
Vessel impairment losses	(66,228)	33,551	(32,677)

Balance December 31, 2017	$ 1,420,078	$ (321,063)	$ 1,099,015
Additions	115,902	(54,585)	61,317
Disposals	(76,264)	—	(76,264)
Vessel impairment losses	(99,485)	58,667	(40,818)

Balance December 31, 2018	$ 1,360,231	$ (316,981)	$ 1,043,250